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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.   Name and address of issuer:
                           Forum Funds
                           Two Portland Square
                           Portland, Maine 04101

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2.    The name of each  series or class of  securities  for  which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                           Austin   Global   Equity  Fund
                           Oak  Hall  Small  Cap Contrarian   Fund
                           Investors  High  Grade  Bond  Fund
                           Investors   Bond  Fund
                           TaxSaver   Bond  Fund
                           Maine Municipal Bond Fund
                           New Hampshire Bond Fund
                           Investors Growth Fund
                           Payson  Balanced  Fund
                           Payson  Value Fund
                           Quadra Value Equity Fund
                           Quadra Growth Fund


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3.   Investment Company Act File Number:              811-3023

      Securities Act File Number:                      2-67052


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4(a). Last day of fiscal year for which this Form is filed:

                                        March 31, 1999


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4(b). [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


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4(c).  [ ] Check box if this is the last  time the  issuer  will be filing  this
Form.


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
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5. Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the  ---------------
             fiscal year pursuant to section 24(f):                          $0
                                                                 ---------------

     (ii)    Aggregate price of securities redeemed or
             repurchased during the fiscal year: ---------------
                                                     $73,077,088
                                                 ---------------

     (iii)    Aggregate price of securities  redeemed
              or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously  used to reduce  registration  fees payable
              to the Commission:                  ---------------
                                                      $30,864,517
                                                  ---------------

     (iv)     Total available redemption credits [add Items 5 (ii)
              and 5(iii)]:                                       ---------------
                                                                -   $103,941,605
                                                                 ---------------

     (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:              ---------------
                                                                  ($103,941,605)
                                                                 ---------------

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     (vi)     Redemption credits available for use in future years
              -- if Item 5(i) is less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:               ---------------
                                                     $103,941,605
--------------------------------------------------------------------------------

     (vii)    Multiplier for determining registration fee (See   ---------------
              Instruction C.9):                                  x      0.000278
                                                                 ---------------

     (viii)   Registration fee due [multiply Item 5(v) by Item   ===============
               5(vii)]  (enter "0" if no fee is due):            =            $0
                                                                 ===============

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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                    5,583,887

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                   32,811,243
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

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 ---------------
                                                                 +            $0
                                                                 ---------------

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:
                                                                 ---------------
                                                                 =            $0
                                                                 ---------------

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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository: not applicable

     Method of Delivery:
                           [  ]    Wire Transfer
                           [  ]    Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/   Leslie K. Klenk
                           Leslie K. Klenk
                           Secretary

Date: June 29, 1999

    *Please print the name and title of the signing officer below the signature.

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